INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Stockpiled ore	$ 913	$ 1,869
In-process inventory	20,509	15,961
Finished goods inventory	4,041	1,406
Materials and supplies	3,988	3,210
Inventory - current	29,451	22,446
Long term
Stockpiled low grade ore	5,627	4,096
Inventory depreciation	$ 9,200	$ 6,300